Document and Entity Information	Nov. 02, 2023
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001849635
Document Type	8-K
Document Period End Date	Nov. 02, 2023
Entity Registrant Name	Digital World Acquisition Corp.
Entity Incorporation State Country Code	DE
Entity File Number	001-40779
Entity Tax Identification Number	85-4293042
Entity Address, Address Line One	3109 Grand Ave
Entity Address, Address Line Two	#450
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33133
City Area Code	(305)
Local Phone Number	735-1517
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Share Of Class Common Stock And One Half Of One Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one share of Class A common stock, and one-half of one Redeemable Warrant
Trading Symbol	DWACU
Security Exchange Name	NASDAQ
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	DWAC
Security Exchange Name	NASDAQ
Warrants Each Whole Warrant Exercisable For One Share Of Class Common Stock At Exercise Price [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable Warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Trading Symbol	DWACW
Security Exchange Name	NASDAQ